SEGMENT REPORTING - Reconciliation of Financial Measures of Segments to Consolidated Totals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Net revenue	$ 131,582	$ 109,338
Cost of goods sold	37,404	41,158
Gross profit	94,178	68,180
Obagi Medical
Segment Reporting Information [Line Items]
Net revenue	68,364	57,014
Cost of goods sold	18,794	21,674
Gross profit	49,570	35,340
Milk Makeup
Segment Reporting Information [Line Items]
Net revenue	63,218	52,324
Cost of goods sold	18,610	19,484
Gross profit	$ 44,608	$ 32,840